Capital Structure and Financial Matters - Lincoln Park Purchase Agreement (Details) $ / shares in Units, $ in Millions			1 Months Ended
	Oct. 20, 2022 $ / shares	Jun. 07, 2022 $ / shares kr / shares shares	Oct. 31, 2020 $ / shares	Sep. 30, 2020 $ / shares	Dec. 31, 2022 kr / shares shares	Aug. 31, 2022 kr / shares	Jul. 07, 2022 USD ($) shares	Jun. 07, 2022 USD ($) shares	Dec. 31, 2021 kr / shares	Feb. 05, 2021 kr / shares	Jan. 04, 2021 kr / shares	Aug. 10, 2020 kr / shares
ADS
Disclosure of classes of share capital [line items]
Weighted average share price | $ / shares	$ 2.76
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share | kr / shares					kr 1	kr 1			kr 1	kr 1	kr 1	kr 1
Weighted average share price | $ / shares			$ 8.89	$ 8.89
Lincoln Park Purchase Agreement [Member]
Disclosure of classes of share capital [line items]
Agreement Term		36 months
Lincoln Park Purchase Agreement [Member] | ADS
Disclosure of classes of share capital [line items]
Purchase Agreement To Sell Shares, Value | $								$ 40.0
Par value per share | kr / shares		kr 1
Number of ordinary shares per ADS							1	1
Number of shares issued as commitment fee		428,572
Weighted average share price | $ / shares		kr 2.80
Value of shares issued as commitment fee | $								$ 1.2
Purchase Agreement To Sell Shares, Shares In Single Transaction								50,000
Purchase Agreement To Sell Shares, Maximum Shares In Single Transaction								70,000
Purchase Agreement To Sell Shares, Maximum Value In Single Transaction | $								$ 1.5
Number of Shares Registered for Resale							4,649,250
Amount of Proceeds to be Received under Agreement | $							$ 40.0
Number of shares issued and sold					428,572